CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net profit (loss)		$ (549)	$ (3,214)
Other comprehensive loss:
Change in foreign currency translation adjustment			(295)
Total Other comprehensive income (loss)			(295)
Comprehensive profit (loss)		$ (549)	$ (3,509)